Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALVERT SOCIAL INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Jan. 31, 2013
Supplement [Text Block]	csif2_SupplementTextBlock

SUPPLEMENT TO

CALVERT BALANCED PORTFOLIO

Calvert Equity and Asset Allocation Funds Prospectus
(Class A, B, C and Y)
dated January 31, 2013

Date of Supplement: September 19, 2013

Accordingly, effective December 1, 2013, the “Annual Fund Operating Expenses” table contained under “Fees and Expenses of the Fund” in the Fund Summary on page 1 is deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as
a % of the value of your investment)

	Class A	Class B	Class C
Management fees	0.68%	0.68%	0.68%
Distribution and service (12b-1) fees	0.23%	1.00%	1.00%
Other expenses	0.29%	0.53%	0.35%
Acquired fund fees and expenses	0.02%	0.02%	0.02%
Total annual fund operating expenses	1.22%	2.23%	2.05%

In addition, effective December 1, 2013, the table contained under “Fees and Expenses of the Fund – Example” in the Fund Summary on page 1 is deleted and replaced with the following:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$593	$844	$1,113	$1,882

Class B
Expenses assuming	$726	$1,097	$1,395	$2,309
redemption
Expenses assuming no
redemption	$226	$697	$1,195	$2,309

Class C
Expenses assuming	$308	$643	$1,103	$2,379
redemption
Expenses assuming no	$208	$643	$1,103	$2,379
redemption

Calvert Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	csif2_SupplementTextBlock

SUPPLEMENT TO

CALVERT BALANCED PORTFOLIO

Calvert Equity and Asset Allocation Funds Prospectus
(Class A, B, C and Y)
dated January 31, 2013

Date of Supplement: September 19, 2013

Accordingly, effective December 1, 2013, the “Annual Fund Operating Expenses” table contained under “Fees and Expenses of the Fund” in the Fund Summary on page 1 is deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as
a % of the value of your investment)

	Class A	Class B	Class C
Management fees	0.68%	0.68%	0.68%
Distribution and service (12b-1) fees	0.23%	1.00%	1.00%
Other expenses	0.29%	0.53%	0.35%
Acquired fund fees and expenses	0.02%	0.02%	0.02%
Total annual fund operating expenses	1.22%	2.23%	2.05%

In addition, effective December 1, 2013, the table contained under “Fees and Expenses of the Fund – Example” in the Fund Summary on page 1 is deleted and replaced with the following:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$593	$844	$1,113	$1,882

Class B
Expenses assuming	$726	$1,097	$1,395	$2,309
redemption
Expenses assuming no
redemption	$226	$697	$1,195	$2,309

Class C
Expenses assuming	$308	$643	$1,103	$2,379
redemption
Expenses assuming no	$208	$643	$1,103	$2,379
redemption

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Calvert Balanced Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.68%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.23%
Other expenses	rr_OtherExpensesOverAssets	0.29%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.22%
1 Year	rr_ExpenseExampleYear01	$ 593
3 Years	rr_ExpenseExampleYear03	844
5 Years	rr_ExpenseExampleYear05	1,113
10 Years	rr_ExpenseExampleYear10	1,882
Calvert Balanced Portfolio | Class B
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.68%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.53%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.23%
1 Year	rr_ExpenseExampleYear01	726
3 Years	rr_ExpenseExampleYear03	1,097
5 Years	rr_ExpenseExampleYear05	1,395
10 Years	rr_ExpenseExampleYear10	2,309
1 Year	rr_ExpenseExampleNoRedemptionYear01	226
3 Years	rr_ExpenseExampleNoRedemptionYear03	697
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,195
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,309
Calvert Balanced Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.68%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.35%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.05%
1 Year	rr_ExpenseExampleYear01	308
3 Years	rr_ExpenseExampleYear03	643
5 Years	rr_ExpenseExampleYear05	1,103
10 Years	rr_ExpenseExampleYear10	2,379
1 Year	rr_ExpenseExampleNoRedemptionYear01	208
3 Years	rr_ExpenseExampleNoRedemptionYear03	643
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,103
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,379